Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other assets (CHF million)
Cash collateral on derivative instruments	10,215	10,904
Cash collateral on non-derivative transactions	1,905	1,995
Derivative instruments used for hedging	2,358	3,913
Assets held-for-sale	23,763	20,343
Loans held-for-sale	23,284	19,894
of which real estate	478	442
Assets held for separate accounts	12,032	13,414
Interest and fees receivable	5,705	5,845
Deferred tax assets	6,580	7,094
Prepaid expenses	800	532
Failed purchases	3,131	2,699
Other	6,144	6,043
Other assets	72,633	72,782
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,043	12,224
Cash collateral on non-derivative transactions	1,957	1,246
Derivative instruments used for hedging	722	1,114
Provisions	1,240	1,348
of which off-balance sheet risk	64	59
Liabilities held for separate accounts	12,032	13,414
Interest and fees payable	7,459	6,556
Current tax liabilities	805	811
Deferred tax liabilities	88	103
Failed sales	2,944	4,336
Other	15,573	16,215
Other liabilities	55,863	57,367